Exhibit 99.1

SLM Student Loan Trust 2012-6 Monthly Servicing Report
Distribution Date	10/25/2013
Collection Period	09/01/2013 - 09/30/2013

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		09/20/2012	08/31/2013	09/30/2013
	Principal Balance		$1,181,065,142.80	$1,063,112,756.57	$1,053,393,393.01
	Interest to be Capitalized Balance		42,536,761.45	27,445,129.11	26,480,529.44

	Pool Balance		$1,223,601,904.25	$1,090,557,885.68	$1,079,873,922.45
	Capitalized Interest Account Balance		$10,000,000.00	$10,000,000.00	$-
	Specified Reserve Account Balance		3,118,972.00	2,726,394.71	2,699,684.81

	Adjusted Pool(1)		$1,236,720,876.25	$1,103,284,280.39	$1,082,573,607.26
	Weighted Average Coupon (WAC)		6.70%	6.68%	6.68%
	Number of Loans		245,812	222,232	219,911
	Aggregate Outstanding Principal Balance - Tbill			$3,779,236.40	$3,731,015.91
	Aggregate Outstanding Principal Balance - LIBOR			$1,086,778,649.28	$1,076,142,906.54
	Pool Factor			0.874132467	0.865568778
	Since Issued Constant Prepayment Rate			8.52%	8.35%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.
B	Debt Securities	Cusip/Isin	09/25/2013		10/25/2013
	A1	78447GAA9	$119,851,437.59		$99,347,871.19
	A2	78447GAB7	$360,000,000.00		$360,000,000.00
	A3	78447GAC5	$575,000,000.00		$575,000,000.00
	B	78447GAD3	$37,400,000.00		$37,400,000.00

C	Account Balances		09/25/2013		10/25/2013
	Reserve Account Balance		$2,726,394.71		$2,699,684.81
	Capitalized Interest Account Balance		$10,000,000.00		$-
	Floor Income Rebate Account		$4,078,990.73		$7,985,412.07
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		09/25/2013		10/25/2013
	Adjusted Pool Balance + Supplemental Loan Purchase		$1,103,284,280.39		$1,082,573,607.26
	Total Notes		$1,092,251,437.59		$1,071,747,871.19
	Difference		$11,032,842.80		$10,825,736.07
	Parity Ratio		1.01010		1.01010

Page 2 of 10	Trust 2012-6 Monthly Servicing Report: Collection Period 09/01/2013 - 09/30/2013, Distribution Date 10/25/2013

II. Trust Activity 09/01/2013 through		09/30/2013

A	Student Loan Principal Receipts
	Borrower Principal	6,073,104.75
	Guarantor Principal	4,080,145.01
	Consolidation Activity Principal	3,084,737.09
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	(55.72)
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	7,366.72

	Total Principal Receipts	$13,245,297.85

B	Student Loan Interest Receipts
	Borrower Interest	2,284,481.81
	Guarantor Interest	120,076.38
	Consolidation Activity Interest	98,611.07
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	2,646.60
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	52,903.59

	Total Interest Receipts	$2,558,719.45

C	Reserves in Excess of Requirement	$26,709.90

D	Investment Income	$322.71

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$10,000,000.00

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$-
	Floor Income Rebate Fees to Dept. of Education	$-
	Funds Allocated to the Floor Income Rebate Account	$(3,906,421.34)

M	AVAILABLE FUNDS	$21,924,628.57

N	Non-Cash Principal Activity During Collection Period	$(3,525,934.29)

O	Non-Reimbursable Losses During Collection Period	$112,776.01

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$7,732.89

Q	Aggregate Loan Substitutions	$-

Page 3 of 10	Trust 2012-6 Monthly Servicing Report: Collection Period 09/01/2013 - 09/30/2013, Distribution Date 10/25/2013

III. 2012-6	Portfolio Characteristics

	09/30/2013				08/31/2013
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	6.46%	8,524	$34,618,659.60	3.286%	6.45%	9,372	$38,652,126.03	3.636%
GRACE	6.43%	5,917	$25,783,418.13	2.448%	6.44%	5,604	$23,661,794.67	2.226%
DEFERMENT	6.73%	38,522	$188,117,580.73	17.858%	6.76%	38,483	$189,314,265.40	17.808%
REPAYMENT: CURRENT	6.76%	112,289	$522,021,427.05	49.556%	6.76%	112,146	$520,754,030.47	48.984%
31-60 DAYS DELINQUENT	6.59%	7,945	$37,158,107.00	3.527%	6.59%	8,730	$41,572,698.44	3.910%
61-90 DAYS DELINQUENT	6.60%	5,320	$25,171,576.42	2.390%	6.52%	6,012	$28,338,954.77	2.666%
91-120 DAYS DELINQUENT	6.48%	4,090	$18,748,100.87	1.780%	6.47%	3,116	$13,632,273.04	1.282%
> 120 DAYS DELINQUENT	6.40%	11,982	$50,403,900.33	4.785%	6.39%	12,417	$51,599,898.77	4.854%
FORBEARANCE	6.64%	23,133	$142,636,374.42	13.541%	6.61%	24,044	$146,595,209.17	13.789%
CLAIMS IN PROCESS	6.48%	2,183	$8,701,477.40	0.826%	6.46%	2,306	$8,966,641.66	0.843%
AGED CLAIMS REJECTED	6.80%	6	$32,771.06	0.003%	6.80%	2	$24,864.15	0.002%

TOTAL		219,911	$1,053,393,393.01	100.00%		222,232	$1,063,112,756.57	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2012-6 Monthly Servicing Report: Collection Period 09/01/2013 - 09/30/2013, Distribution Date 10/25/2013

IV. 2012-6 Portfolio Characteristics (cont’d)

	09/30/2013	08/31/2013
Pool Balance	$1,079,873,922.45	$1,090,557,885.68
Outstanding Borrower Accrued Interest	$34,613,987.68	$35,591,444.31
Borrower Accrued Interest to be Capitalized	$26,480,529.44	$27,445,129.11
Total # Loans	219,911	222,232
Total # Borrowers	106,781	107,955
Weighted Average Coupon	6.68%	6.68%
Weighted Average Remaining Term	119.60	119.71
Non-Reimbursable Losses	$112,776.01	$159,482.39
Cumulative Non-Reimbursable Losses	$806,093.21	$693,317.20
Since Issued Constant Prepayment Rate (CPR)	8.35%	8.52%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Cumulative Rejected Claim Repurchases	$-	$-
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$3,665,447.76	$2,399,994.87
Borrower Interest Accrued	$5,162,013.59	$5,396,839.16
Interest Subsidy Payments Accrued	$554,488.60	$574,982.49
Special Allowance Payments Accrued	$18,885.49	$19,361.79

Page 5 of 10	Trust 2012-6 Monthly Servicing Report: Collection Period 09/01/2013 - 09/30/2013, Distribution Date 10/25/2013

V. 2012-6 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	6.16%	109,564	372,812,857.76	35.392%
- GSL - Unsubsidized	6.32%	91,911	466,935,428.96	44.327%
- PLUS (2) Loans	8.41%	18,152	212,307,102.40	20.155%
- SLS (3) Loans	3.26%	284	1,338,003.89	0.127%
- Consolidation Loans	0.00%	0	-	0.000%

Total	6.68%	219,911	$1,053,393,393.01	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	6.73%	176,708	919,120,406.78	87.253%
- Two Year	6.34%	37,358	114,779,305.80	10.896%
- Technical	6.67%	5,788	19,304,461.02	1.833%
- Other	4.85%	57	189,219.41	0.018%

Total	6.68%	219,911	$1,053,393,393.01	100.000%

* Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2012-6 Monthly Servicing Report: Collection Period 09/01/2013 - 09/30/2013, Distribution Date 10/25/2013

VI. 2012-6 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$21,924,628.57

A	Primary Servicing Fee	$341,431.75	$21,583,196.82

B	Administration Fee	$6,667.00	$21,576,529.82

C	Class A Noteholders’ Interest Distribution Amount	$616,572.01	$20,959,957.81

D	Class B Noteholders’ Interest Distribution Amount	$36,740.83	$20,923,216.98

E	Reserve Account Reinstatement	$-	$20,923,216.98

F	Class A Noteholders’ Principal Distribution Amount	$20,503,566.40	$419,650.58

G	Class B Noteholders’ Principal Distribution Amount	$-	$419,650.58

H	Unpaid Expenses of The Trustees	$-	$419,650.58

I	Carryover Servicing Fee	$-	$419,650.58

J	Remaining Amounts to the Noteholders after the first auction date	$-	$419,650.58

K	Excess Distribution Certificateholder	$419,650.58	$-

	Waterfall Triggers

A	Student Loan Principal Outstanding	$1,053,393,393.01

B	Interest to be Capitalized	$26,480,529.44

C	Capitalized Interest Account Balance	$-

D	Reserve Account Balance (after any reinstatement)	$2,699,684.81

E	Less: Specified Reserve Account Balance	$(2,699,684.81)

F	Total	$1,079,873,922.45

G	Class A Notes Outstanding (after application of available funds)	$1,034,347,871.19

H	Insolvency Event or Event of Default Under Indenture	N

I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2012-6 Monthly Servicing Report: Collection Period 09/01/2013 - 09/30/2013, Distribution Date 10/25/2013

VII. 2012-6 Distributions
Distribution Amounts
	A1	A2	A3

Cusip/Isin	78447GAA9	78447GAB7	78447GAC5
Beginning Balance	$119,851,437.59	$360,000,000.00	$575,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.16%	0.28%	0.75%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	9/25/2013	9/25/2013	9/25/2013
Accrual Period End	10/25/2013	10/25/2013	10/25/2013
Daycount Fraction	0.08333333	0.08333333	0.08333333
Interest Rate*	0.33885%	0.45885%	0.92885%
Accrued Interest Factor	0.000282375	0.000382375	0.000774042
Current Interest Due	$33,843.05	$137,655.00	$445,073.96
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$33,843.05	$137,655.00	$445,073.96
Interest Paid	$33,843.05	$137,655.00	$445,073.96
Interest Shortfall	$-	$-	$-
Principal Paid	$20,503,566.40	$-	$-
Ending Principal Balance	$99,347,871.19	$360,000,000.00	$575,000,000.00
Paydown Factor	0.074020095	0.000000000	0.000000000
Ending Balance Factor	0.358656575	1.000000000	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

Page 8 of 10	Trust 2012-6 Monthly Servicing Report: Collection Period 09/01/2013 - 09/30/2013, Distribution Date 10/25/2013

VII. 2012-6 Distributions
Distribution Amounts
B

Cusip/Isin	78447GAD3
Beginning Balance	$37,400,000.00
Index	LIBOR
Spread/Fixed Rate	1.00%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	9/25/2013
Accrual Period End	10/25/2013
Daycount Fraction	0.08333333
Interest Rate*	1.17885%
Accrued Interest Factor	0.000982375
Current Interest Due	$36,740.83
Interest Shortfall from Prior Period Plus Accrued Interest	$-
Total Interest Due	$36,740.83
Interest Paid	$36,740.83
Interest Shortfall	$-
Principal Paid	$-
Ending Principal Balance	$37,400,000.00
Paydown Factor	0.000000000
Ending Balance Factor	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

Page 9 of 10	Trust 2012-6 Monthly Servicing Report: Collection Period 09/01/2013 - 09/30/2013, Distribution Date 10/25/2013

VIII. 2012-6 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$1,092,251,437.59
	Adjusted Pool Balance	$1,082,573,607.26
	Overcollateralization Amount	$10,825,736.07
	Principal Distribution Amount	$20,503,566.40
	Principal Distribution Amount Paid	$20,503,566.40
B	Reserve Account Reconciliation
	Beginning Period Balance	$2,726,394.71
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$2,726,394.71
	Required Reserve Acct Balance	$2,699,684.81
	Release to Collection Account	$26,709.90
	Ending Reserve Account Balance	$2,699,684.81
C	Capitalized Interest Account
	Beginning Period Balance	$10,000,000.00
	Transfers to Collection Account	$10,000,000.00
	Ending Balance	$-
D	Floor Income Rebate Account
	Beginning Period Balance	$4,078,990.73
	Deposits for the Period	$3,906,421.34
	Release to Collection Account	$-
	Ending Balance	$7,985,412.07
E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 10 of 10	Trust 2012-6 Monthly Servicing Report: Collection Period 09/01/2013 - 09/30/2013, Distribution Date 10/25/2013